Condensed Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statements of Operations [Abstract]
REVENUE	$ 855,631	$ 303,533	$ 1,941,030	$ 774,267
COST OF REVENUE	829,878	617,223	2,165,172	1,908,027
GROSS LOSS	25,753	(313,690)	(224,142)	(1,133,760)
OPERATING EXPENSES
Sales and Marketing	777,564	447,887	1,969,712	1,656,128
Research and Development	731,433	232,450	1,742,239	733,505
General and Administrative	843,319	955,072	2,999,547	2,903,722
TOTAL OPERATING EXPENSES	2,352,316	1,635,409	6,711,498	5,293,355
OPERATING LOSS	(2,326,563)	(1,949,099)	(6,935,640)	(6,427,115)
INTEREST EXPENSE	(2,500,678)	(346,656)	(4,997,379)	(2,380,507)
INDUCEMENT TO CONVERT DEBT AND WARRANTS	370,308		378,214	674,414
SHARE PRICE / CONVERSION ADJUSTMENT				1,710,475
OTHER (INCOME) EXPENSE	(40,000)	1,238	(34,999)	32,713
NET LOSS	(5,157,549)	(2,296,993)	(12,276,234)	(11,225,224)
LESS: CUMMULATIVE UNPAID PREFERRED DIVIDENDS	(1,203)		(1,203)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (5,158,752)	$ (2,296,993)	$ (12,277,437)	$ (11,225,224)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING Basic and fully diluted	15,545,567	4,126,248	9,413,335	3,579,332
Net loss per common share - basic and fully diluted	$ (0.33)	$ (0.56)	$ (1.30)	$ (3.14)